Note 24 - Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Earnings Per Share [Text Block]
24—
EARNINGS (LOSS) PER SHARE

	December 31, 2019	December 31, 2018	December 31, 2017
Income (loss) available to common shareholders (in Euros)	1,512,056	(€338,382)	(€681,345)
Number of shares for the computation of basic EPS	29,016,118	28,997,866	28,961,928
Basic EPS (in Euros)	€0.05	(€0.01)	(€0.02)
Effect of dilutive securities	604,238	347,500	581,915
Number of shares for the computation of diluted EPS	29,615,466	28,997,866	28,961,928
Diluted EPS income / (loss) (in Euros)	€0.05	(€0.01)	(€0.02)

Diluted EPS income / (loss) available to common shareholders is computed including all dilutive securities that are in the money.

The effects of dilutive securities for the years ended
December 31, 2018
and
2017
were excluded from the calculation of diluted earnings per share as a net loss was reported in these periods.